                   AIM BASIC BALANCED FUND -- CLASS A, B, C, R
                            AND INVESTOR CLASS SHARES

                          Supplement dated May 1, 2006
                     to the Prospectus dated April 24, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on pages 7 and 8 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

         o Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

         o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996. Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

         o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994. Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

                           They are assisted by the advisor's Basic Value and
                  Taxable Investment Grade Bond Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

                           The fund's Statement of Additional Information
                  provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                         INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                          Supplement dated May 1, 2006
                     to the Prospectus dated April 24, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s) -- BASIC BALANCED" on pages 13 and 14 of the prospectus:

         o "Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

         o Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

         o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996. Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

         o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994. Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

                           They are assisted by the advisor's Basic Value and
                  Taxable Investment Grade Bond Teams."

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                          Supplement dated May 1, 2006
         to the Statement of Additional Information dated April 24, 2006


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM BASIC BALANCED FUND" on page H-1 of the Statement of Additional Information:

                                                                        OTHER POOLED INVESTMENT
                              DOLLAR      OTHER REGISTERED MUTUAL        VEHICLES (ASSETS IN        OTHER ACCOUNTS
                             RANGE OF    FUNDS (ASSETS IN MILLIONS)           MILLIONS)          (ASSETS IN MILLIONS)(2)
                            INVESTMENTS    NUMBER                      NUMBER                      NUMBER
 "PORTFOLIO                  IN EACH        OF                           OF                          OF
  MANAGER                    FUND(1)      ACCOUNTS        ASSETS      ACCOUNTS       ASSETS       ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                 AIM BASIC BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
R. Canon Coleman II        $1-$10,000         7       $   8,048.6         1        $   16.7          3137     $   977.7

Jan H. Friedli                   None         5       $   1,276.2         2        $  748.1          None          None

Brendan D. Gau3       $10,001-$50,000      None              None      None            None          None          None

Scot W. Johnson       $10,001-$50,000         8       $   3,042.5         2        $  748.1          None          None

Matthew Seinsheimer   $10,001-$50,000         7       $   8,048.6         1        $   16.7          3137     $   977.7

Michael  Simon                   None        11       $   9,332.3         1        $   16.7          3137     $   977.7

Bret Stanley                     None        10       $  17,132.9         1        $   16.7          3137     $   977.7

-----

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                         Supplement dated May 1, 2006
        to the Statement of Additional Information dated April 24, 2006


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM BASIC BALANCED FUND" on page H-1 of the Statement of Additional Information:

                                                                        OTHER POOLED INVESTMENT
                              DOLLAR      OTHER REGISTERED MUTUAL        VEHICLES (ASSETS IN        OTHER ACCOUNTS
                             RANGE OF    FUNDS (ASSETS IN MILLIONS)           MILLIONS)          (ASSETS IN MILLIONS)(2)
                            INVESTMENTS    NUMBER                      NUMBER                      NUMBER
 "PORTFOLIO                  IN EACH        OF                           OF                          OF
  MANAGER                    FUND(1)      ACCOUNTS        ASSETS      ACCOUNTS       ASSETS       ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                 AIM BASIC BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
R. Canon Coleman II       $1-$10,000           7       $ 8,048.6           1           $ 16.7        3137        $977.7

Jan H. Friedli                  None           5       $ 1,276.2           2           $748.1        None          None

Brendan D. Gau(3)    $10,001-$50,000        None            None        None             None        None          None

Scot W. Johnson      $10,001-$50,000           8       $ 3,042.5           2           $748.1        None          None

Matthew Seinsheimer  $10,001-$50,000           7       $ 8,048.6           1           $ 16.7        3137        $977.7

Michael  Simon                  None          11       $ 9,332.3           1           $ 16.7        3137        $977.7

Bret Stanley                    None          10       $17,132.9           1           $ 16.7        3137        $977.7

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."